Income Taxes - Deferred Tax Assets (liabilities) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Taxes - Deferred Tax Assets Liabilities Details
Net operating loss carryforwards	$ 2,305,640	$ 1,354,949
Beneficial conversion feature accumulated amortization	13,791	13,791
Allowance for Doubtful Accounts	2,635	7,855
Valuation allowance	(2,322,066)	(1,376,595)
Total deferred tax assets